SCHEDULE III	12 Months Ended
Dec. 31, 2011
Real Estate and Accumulated Depreciation Disclosure [Text Block]

SCHEDULE III

REAL ESTATE AND ACCUMULATED DEPRECIATION
As of December 31, 2011
(dollars in thousands)

City	State	Description	Encumbrances	Initial Cost		Subsequently Capitalized	Total Gross Cost(1)	Acc. Deprec.	Date of Construction	Date Acquired	Depreciable Life	# of Rooms
				Land/Land Improvements	Bldg./ FF&E/ Other	Bldg. Imp. & FF&E
Mobile	AL	Hampton Inn & Suites	$—	$—	$11,525	$66	$11,591	$(198)	2006	Jun-11	3 - 39 yrs.	101
Scottsdale	AZ	Hilton Garden Inn	10,558	2,089	14,291	—	16,380	(105)	2005	Oct-11	3 - 39 yrs.	122
Oceanside	CA	Courtyard	—	3,198	27,252	—	30,450	(144)	2011	Nov-11	3 - 39 yrs.	142
Denver	CO	Hilton Garden Inn	—	5,240	53,264	75	58,579	(1,334)	2007	Mar-11	3 - 39 yrs.	221
Gainesville	FL	Hilton Garden Inn	—	860	11,720	110	12,690	(223)	2007	Jun-11	3 - 39 yrs.	104
Pensacola	FL	TownePlace Suites	—	1,003	10,547	1	11,551	(189)	2008	Jun-11	3 - 39 yrs.	98
Tallahassee	FL	Fairfield Inn & Suites	—	1,098	8,267	—	9,365	(26)	2011	Dec-11	3 - 39 yrs.	97
Cedar Rapids	IA	Hampton Inn & Suites	—	784	12,287	—	13,071	(241)	2009	Jun-11	3 - 39 yrs.	103
Cedar Rapids	IA	Homewood Suites	—	868	12,197	—	13,065	(254)	2010	Jun-11	3 - 39 yrs.	95
Davenport	IA	Hampton Inn & Suites	—	1,107	11,964	19	13,090	(179)	2007	Jul-11	3 - 39 yrs.	103
Des Plaines	IL	Hilton Garden Inn	20,749	2,757	33,200	605	36,562	(346)	2005	Sep-11	3 - 39 yrs.	251
Hoffman Estates	IL	Hilton Garden Inn	—	1,496	8,507	137	10,140	(162)	2000	Jun-11	3 - 39 yrs.	184
Skokie	IL	Hampton Inn & Suites	19,092	2,176	29,945	—	32,121	(80)	2000	Dec-11	3 - 39 yrs.	225
Merrillville	IN	Hilton Garden Inn	—	1,403	13,342	—	14,745	(156)	2008	Sep-11	3 - 39 yrs.	124
South Bend	IN	Fairfield Inn & Suites	—	1,100	16,450	—	17,550	(94)	2010	Nov-11	3 - 39 yrs.	119
Matthews	NC	Fairfield Inn & Suites	—	1,377	8,673	—	10,050	(265)	2010	Mar-11	3 - 39 yrs.	94
Winston-Salem	NC	Hampton Inn & Suites	—	1,440	9,610	—	11,050	(289)	2010	Mar-11	3 - 39 yrs.	94
Omaha	NE	Hilton Garden Inn	—	1,397	28,655	8	30,060	(305)	2001	Sep-11	3 - 39 yrs.	178
Mason	OH	Hilton Garden Inn	—	1,183	13,722	—	14,905	(164)	2010	Sep-11	3 - 39 yrs.	110
Columbia	SC	TownePlace Suites	—	613	9,937	1	10,551	(262)	2009	Mar-11	3 - 39 yrs.	91
Charleston	SC	Home2 Suites	—	914	12,994	—	13,908	(84)	2011	Nov-11	3 - 39 yrs.	122
Knoxville	TN	Homewood Suites	11,428	1,069	14,948	17	16,034	(222)	2005	Jul-11	3 - 39 yrs.	103
Knoxville	TN	SpringHill Suites	—	884	13,738	20	14,642	(244)	2006	Jun-11	3 - 39 yrs.	103
Knoxville	TN	TownePlace Suites	7,306	700	8,081	3	8,784	(117)	2003	Aug-11	3 - 39 yrs.	98
Austin/Round Rock	TX	Homewood Suites	—	2,817	12,743	—	15,560	(125)	2010	Oct-11	3 - 39 yrs.	115
Richmond	VA	SpringHill Suites	—	1,088	9,963	—	11,051	(201)	2008	Jun-11	3 - 39 yrs.	103
Other			—	—	—	669	669	—				—

			$69,133	$38,661	$417,822	$1,731	$458,214	$(6,009)				3,300

	2011		2011
Real estate owned:		Accumulated depreciation:
Balance as of January 1	$—	Balance as of January 1	$—
Acquisitions	456,483	Depreciation expense	(6,009)

Improvements	1,731

Balance at December 31	$458,214	Balance at December 31	$(6,009)

(1)	The aggregate cost of real estate for federal income tax purposes is approximately $470 million at December 31, 2011 (unaudited).